UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02739 and 811-10179

Name of Fund: BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Basic Value Fund, Inc. and Master Basic Value LLC, 55 East 52nd Street, New York, NY
10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 03/31/2011

Item 1 – Schedule of Investments

Basic Value Fund, Inc.
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Basic Value LLC	$ 5,016,968,997
Total Investments (Cost - $3,576,708,722) – 100.0%	5,016,968,997
Liabilities in Excess of Other Assets – (0.0)%	(2,081,022)
Net Assets – 100.0%	$ 5,014,887,975

BlackRock Basic Value Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Basic Value LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of March 31, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $5,016,968,997 and 99.4%, respectively.

•The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:
•Level 1 – price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)
•Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Financial Statements as contained in its semi-
annual report.

As of March 31, 2011, the Fund's investment in the Master LLC was classified as Level 2.

BASIC VALUE FUND, INC. MARCH 31, 2011 1

Master Basic Value LLC
Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Above-Average Yield — 37.5%
Aerospace & Defense — 1.7%
Honeywell International, Inc.	1,407,100	$ 84,017,941
Capital Markets — 1.2%
The Bank of New York Mellon Corp.	1,970,500	58,858,835
Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	1,484,400	81,597,468
Commercial Banks — 0.6%
U.S. Bancorp	1,092,800	28,882,704
Diversified Financial Services — 3.4%
JPMorgan Chase & Co.	3,775,000	174,027,500
Diversified Telecommunication
Services — 2.4%
AT&T Inc.	2,293,200	70,171,920
Verizon Communications, Inc.	1,384,300	53,350,922
		123,522,842
Electric Utilities — 1.4%
The Southern Co.	1,819,300	69,333,523
Food Products — 0.7%
General Mills, Inc.	958,100	35,018,555
Industrial Conglomerates — 4.6%
General Electric Co.	6,663,600	133,605,180
Tyco International Ltd.	2,227,025	99,703,909
		233,309,089
Metals & Mining — 1.5%
Alcoa, Inc.	4,396,500	77,598,225
Multi-Utilities — 1.5%
Dominion Resources, Inc.	1,639,498	73,285,561
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp.	445,500	47,860,065
Exxon Mobil Corp.	1,934,400	162,741,072
Marathon Oil Corp.	1,539,000	82,044,090
		292,645,227
Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.	809,791	21,402,776
Eli Lilly & Co.	1,552,100	54,587,357
Johnson & Johnson	826,900	48,993,825
Merck & Co., Inc.	3,891,716	128,465,545
Pfizer, Inc.	6,833,570	138,789,807
		392,239,310
Software — 3.3%
Microsoft Corp.	6,656,200	168,801,232
Total Above-Average Yield		1,893,138,012
Below-Average Price/Earnings Ratio — 24.7%
Aerospace & Defense — 1.2%
Northrop Grumman Corp.	963,700	60,433,627
Capital Markets — 1.3%
Morgan Stanley	2,406,800	65,753,776
Computers & Peripherals — 1.7%
Hewlett-Packard Co.	2,075,700	85,041,429
Diversified Financial Services — 3.5%
Bank of America Corp.	4,677,814	62,355,260
Citigroup, Inc. (a)	25,428,400	112,393,528
		174,748,788

Common Stocks	Shares	Value
Below-Average Price/Earnings Ratio
(concluded)
Energy Equipment & Services — 1.4%
Noble Corp.	1,529,200	$ 69,762,104
Food Products — 3.6%
Kraft Foods, Inc.	1,617,769	50,733,236
Unilever NV - ADR	4,141,300	129,871,168
		180,604,404
Insurance — 7.0%
ACE Ltd.	1,133,300	73,324,510
MetLife, Inc.	2,750,540	123,031,654
Prudential Financial, Inc.	849,300	52,299,894
The Travelers Cos., Inc.	1,794,076	106,711,641
		355,367,699
Media — 2.3%
Viacom, Inc., Class B	2,550,300	118,639,956
Metals & Mining — 1.0%
Nucor Corp.	1,151,800	53,005,836
Oil, Gas & Consumable Fuels — 1.7%
Devon Energy Corp.	919,900	84,419,223
Total Below-Average Price/Earnings Ratio		1,247,776,842
Low Price-to-Book Value — 14.2%
Aerospace & Defense — 1.5%
Raytheon Co.	1,502,694	76,442,044
Commercial Banks — 2.0%
Wells Fargo & Co.	3,178,200	100,748,940
Construction & Engineering — 0.6%
Fluor Corp.	440,900	32,476,694
Energy Equipment & Services — 1.1%
Halliburton Co.	1,075,000	53,578,000
Household Products — 1.5%
Kimberly-Clark Corp.	1,158,800	75,634,876
Insurance — 0.9%
Hartford Financial Services Group,
Inc.	1,712,700	46,123,011
Media — 2.5%
Comcast Corp., Special Class A	3,055,600	70,951,032
Walt Disney Co.	1,308,400	56,378,956
		127,329,988
Metals & Mining — 1.1%
United States Steel Corp. (b)	990,900	53,449,146
Semiconductors & Semiconductor
Equipment — 3.0%
LSI Corp. (a)	18,080,815	122,949,542
Micron Technology, Inc. (a)	2,339,300	26,808,378
		149,757,920
Total Low Price-to-Book Value		715,540,619
Price-to-Cash Flow — 9.4%
Communications Equipment — 0.2%
Motorola Mobility Holdings, Inc. (a)	438,400	10,696,960
Construction & Engineering — 0.8%
Jacobs Engineering Group, Inc. (a)	749,000	38,521,070

Portfolio Abbreviation
ADR	American Depositary Receipts

MASTER BASIC VALUE LLC MARCH 31, 2011 1

Master Basic Value LLC
Schedule of Investments(continued)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Price-to-Cash Flow (concluded)
Food & Staples Retailing — 2.2%
CVS Caremark Corp.	757,500	$ 25,997,400
The Kroger Co.	3,464,500	83,044,065
		109,041,465
IT Services — 0.8%
The Western Union Co.	2,047,800	42,532,806
Media — 1.5%
Time Warner, Inc.	2,186,866	78,071,116
Oil, Gas & Consumable Fuels — 2.5%
Hess Corp.	699,200	59,578,832
Occidental Petroleum Corp.	100,100	10,459,449
Peabody Energy Corp.	779,100	56,064,036
		126,102,317
Wireless Telecommunication
Services — 1.4%
Sprint Nextel Corp. (a)	15,381,748	71,371,311
Total Price-to-Cash Flow		476,337,045
Price-to-Earnings Per Share — 10.6%
Aerospace & Defense — 1.1%
Huntington Ingalls Industries, Inc. (a)	160,616	6,665,565
Lockheed Martin Corp.	630,700	50,708,280
		57,373,845
Airlines — 0.5%
Delta Air Lines, Inc. (a)	2,778,200	27,226,360
Automobiles — 1.0%
General Motors Co. (a)	1,539,000	47,755,170
Biotechnology — 1.5%
Amgen, Inc. (a)	1,415,200	75,642,440
Capital Markets — 1.5%
The Goldman Sachs Group, Inc.	468,600	74,259,042
Electronic Equipment, Instruments
& Components — 0.5%
Corning, Inc.	1,201,800	24,793,134
Food Products — 1.0%
Archer-Daniels-Midland Co.	1,415,800	50,982,958
Health Care Equipment & Supplies — 2.6%
Baxter International, Inc.	1,308,600	70,363,422
Medtronic, Inc.	1,583,900	62,326,465
		132,689,887
Health Care Providers & Services — 0.6%
HCA Holdings, Inc. (a)	868,400	29,412,708
Insurance — 0.3%
Lincoln National Corp.	416,500	12,511,660
Total Price-to-Earnings Per Share		532,647,204
Special Situations — 2.0%
IT Services — 2.0%
International Business Machines
Corp.	619,400	101,005,558
Total Long-Term Investments
(Cost – $3,522,621,080) – 98.4%		4,966,445,280

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.14% (c)(d)	86,637,443	$ 86,637,443
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.43% (c)(d)(e)	$ 21,534	21,533,750
Total Short-Term Securities
(Cost – $108,171,193) – 2.1%		108,171,193
Total Investments
(Cost – $3,630,792,273*) – 100.5%		5,074,616,473
Liabilities in Excess of Other Assets – (0.5)%		(25,902,802)
Net Assets – 100.0%		$ 5,048,713,671

*The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 3,630,792,273
Gross unrealized appreciation	$ 1,466,027,277
Gross unrealized depreciation	(22,203,077)
Net unrealized appreciation	$ 1,443,824,200

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares/		Shares/
	Beneficial		Beneficial
	Interest		Interest
	Held at	Net	Held at
Affiliate	June 30, 2010	Activity March 31, 2011 Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	--	86,637,443	86,637,443 $57,158
BlackRock
Liquidity
Series, LLC
Money
Market
Series	$ 68,108,300 $(46,574,550)		$ 21,533,750 $71,493

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

• For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2 MASTER BASIC VALUE LLC MARCH 31, 2011

Master Basic Value LLC
Schedule of Investments(concluded)

•Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the
Master LLC’s most recent financial statements as contained in its semiannual report.

The following table summarizes the inputs used as of March 31, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Securities
Aerospace &
Defense	$ 278,267,457	—	—	$ 278,267,457
Airlines	27,226,360	—	—	27,226,360
Automobiles	47,755,170	—	—	47,755,170
Biotechnology	75,642,440	—	—	75,642,440
Capital Markets	198,871,653	—	—	198,871,653
Chemicals	81,597,468	—	—	81,597,468
Commercial
Banks	129,631,644	—	—	129,631,644
Communications
Equipment	10,696,960	—	—	10,696,960
Computers &
Peripherals	85,041,429	—	—	85,041,429
Construction &
Engineering	70,997,764	—	—	70,997,764
Diversified
Financial
Services	348,776,288	—	—	348,776,288
Diversified
Telecommunication
Services	123,522,842	—	—	123,522,842
Electronic
Equipment,
Instruments &
Components	24,793,134			24,793,134
Electric Utilities	69,333,523	—	—	69,333,523
Energy
Equipment &
Services	123,340,104	—	—	123,340,104
Food & Staples
Retailing	109,041,465	—	—	109,041,465

Valuation Inputs	Level 1	Level 2 Level 3		Total
Assets:
Investments (concluded):
Long-Term
Securities (concluded)
Food Products	$ 266,605,917	—	—	$ 266,605,917
Health Care
Equipment &
Supplies	132,689,887	—	—	132,689,887
Health Care Providers
& Services	29,412,708			29,412,708
Household
Products	75,634,876	—	—	75,634,876
IT Services	143,538,364	—	—	143,538,364
Industrial
Conglomerates	233,309,089	—	—	233,309,089
Insurance	414,002,370	—	—	414,002,370
Media	324,041,060	—	—	324,041,060
Metals & Mining	184,053,207	—	—	184,053,207
Multi-Utilities	73,285,561	—	—	73,285,561
Oil Gas &
Consumable Fuels	503,166,767	—	—	503,166,767
Pharmaceuticals	392,239,310	—	—	392,239,310
Semiconductors &
Semiconductor
Equipment	149,757,920	—	—	149,757,920
Software	168,801,232	—	—	168,801,232
Wireless
Telecommunication
Services	71,371,311	—	—	71,371,311
Short-Term
Securities	86,637,443 $ 21,533,750 —			108,171,193
Total	$5,053,082,723 $ 21,533,750 —			$5,074,616,473

MASTER BASIC VALUE LLC MARCH 31, 2011 3

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 25, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Basic Value Fund, Inc. and Master Basic Value LLC

Date: May 25, 2011